Share-based Payments (Details) - Schedule of total expenses arising from share-based payment transactions - AUD ($)		12 Months Ended
		Jun. 30, 2021	Jun. 30, 2020 [1]	Jun. 30, 2019
Schedule of total expenses arising from share-based payment transactions [Abstract]
Options issued under ESOP		$ 1,970,100	$ (607,000)	$ 1,343,500
Share-based payments to directors2	[2]	145,913	73,088
Total		$ 2,116,013	$ (533,912)	$ 1,343,500

[1]	Options granted to a former managing director on 11 February 2019 and valued at $975,000 in the 30 June 2019 financials were subject to shareholder approval. In line with IFRS 2, these were re-measured at grant date 6 November 2019 after being approved by shareholders with a value of $368,000, being a revaluation of $607,000 in the 30 June 2020 financials.
[2]	Due to the ongoing crisis of COVID-19, the groups directors decided to forgo cash payments of their director fees and instead receive shares of that value. As at 30 June 2021, shares have been issued to directors for the director fees of $145,913 incurred during the financial year ended 30 June 2021 and $73,088 incurred during the financial year ended 30 June 2020, given the shareholders' approval at the AGM held on 29 October 2020.